Offsets	Jun. 25, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ELDORADO GOLD CORP /FI
Form or Filing Type	S-8
File Number	333-288104
Initial Filing Date	Jun. 17, 2025
Fee Offset Claimed	$ 26,259.65
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, no par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	8,493,172
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 171,519,608.54
Termination / Withdrawal Statement	The Registrant previously paid USD$27,117.85 in connection with its registration of 8,493,172 Common Shares on its registration statement on Form S-8 (File No. 333-288104) initially filed with the Securities and Exchange Commission (the "Commission") on June 17, 2025 (the "2025 Registration Statement"). The Registrant terminated any and all offerings of its securities pursuant to the 2025 Registration Statement by filing a post-effective amendment to the 2025 Registration Statement on June 30, 2025. No securities were offered, sold or issued under the 2025 Registration Statement. Accordingly, USD$27,117.85 of the previously paid fees may be applied to the filing fees payable pursuant to this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting USD$26,259.65 of the previous registration fee paid under the 2025 Registration Statement against the total registration fee. As a result, no registration fee is payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ELDORADO GOLD CORP /FI
Form or Filing Type	S-8
File Number	333-288104
Filing Date	Jun. 17, 2025
Fee Paid with Fee Offset Source	$ 27,117.85
Offset Note	This amount is attributable to 8,493,172 Common Shares that were previously registered under the 2025 Registration Statement.